Supplement to the

Fidelity® Low-Priced Stock Fund (FLPSX) and Fidelity Value Discovery Fund (FVDFX)

Fidelity Low-Priced Stock Fund is a Class of shares of Fidelity Low-Priced Stock Fund and
Fidelity Value Discovery Fund is a Class of shares of Fidelity Value Discovery Fund

Funds of Fidelity Puritan Trust

Fidelity Dividend Growth Fund (FDGFX), Fidelity Growth & Income Portfolio (FGRIX),
Fidelity Leveraged Company Stock Fund (FLVCX), Fidelity OTC Portfolio (FOCPX), and
Fidelity Real Estate Income Fund (FRIFX)

Fidelity Dividend Growth Fund is a Class of shares of Fidelity Dividend Growth Fund;
Fidelity Growth & Income Portfolio is a Class of shares of Fidelity Growth & Income Portfolio;
Fidelity Leveraged Company Stock Fund is a Class of shares of Fidelity Leveraged Company Stock Fund;
Fidelity OTC Portfolio is a Class of shares of Fidelity OTC Portfolio; and Fidelity Real Estate Income Fund
is a Class of shares of Fidelity Real Estate Income Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2015

Rayna Lesser Hannaway no longer serves as co-manager of Fidelity Low-Priced Stock Fund.

The following information supplements similar information found in the "Management Contracts" section beginning on page 49.

Morgen Peck is co-manager of Fidelity Low-Priced Fund and receives compensation for her services. As of May 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity®; Low-Priced Stock Fund is based on the fund's pre-tax investment performance measured against the Russell 2000®; Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar®; Small Blend Category. Another component of Ms. Peck's bonus is based on the pre-tax investment performance of the portion of the fund's assets she manages measured against the Russell 2000®; Information Technology & Telecommunications Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

PSTSB-16-01  July 11, 2016
1.798487.122

The following table provides information relating to other accounts managed by Ms. Peck as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 4,423	$ 26	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,423	none	none

* Includes Fidelity Low-Priced Stock Fund ($253 (in millions) assets managed) assets managed with performance-based advisory fees).

As of May 31, 2016, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Ms. Peck was $100,001 - $500,000.

Supplement to the
Fidelity® Low-Priced Stock Fund Class K (FLPKX) and Fidelity Value Discovery Fund Class K (FVDKX)

Funds of Fidelity Puritan Trust

Fidelity Blue Chip Growth Fund Class K (FBGKX), Fidelity Dividend Growth Fund Class K (FDGKX), Fidelity Growth & Income Portfolio Class K (FGIKX), Fidelity Leveraged Company Stock Fund Class K (FLCKX), and Fidelity OTC Portfolio Class K (FOCKX)

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2015

Rayna Lesser Hannaway no longer serves as co-manager of Fidelity Low-Priced Stock Fund.

The following information supplements similar information found in the "Management Contracts" section beginning on page 47.

Morgen Peck is co-manager of Fidelity® Low-Priced Fund and receives compensation for her services. As of May 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity®; Low-Priced Stock Fund is based on the fund's pre-tax investment performance measured against the Russell 2000®; Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar®; Small Blend Category. Another component of Ms. Peck's bonus is based on the pre-tax investment performance of the portion of the fund's assets she manages measured against the Russell 2000®; Information Technology & Telecommunications Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Peck as of May 31, 2016:

K-COM7B-16-01  July 11, 2016
1.881213.111
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 4,423	$ 26	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,423	none	none

* Includes Fidelity Low-Priced Stock Fund ($253 (in millions) assets managed) assets managed with performance-based advisory fees).

As of May 31, 2016, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Ms. Peck was $100,001 - $500,000.